Other operating income and expenses	3 Months Ended
Mar. 31, 2024
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 19. - Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the three-month periods ended March 31, 2024, and 2023:

Other operating income	For the three-month period ended March 31,
	2024	2023
	($ in thousands)
Grants (Note 17)	14,591	14,667
Insurance proceeds and other	7,608	7,953
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	3,593	-
Total	25,792	22,620

Other operating expenses	For the three-month period ended March 31,
	2024	2023
	($ in thousands)
Raw materials and consumables used	(9,919)	(9,071)
Leases and fees	(3,668)	(3,650)
Operation and maintenance	(35,768)	(29,502)
Independent professional services	(7,502)	(7,646)
Supplies	(8,190)	(10,712)
Insurance	(10,245)	(10,698)
Levies and duties	(6,030)	(3,598)
Other expenses	(3,594)	(4,005)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(3,593)	-
Total	(88,509)	(78,881)

Insurance proceeds and other includes $6.3 million of insurance income in the three-month period ended March 31, 2024 related to an unscheduled outage in Kaxu further to a problem found in the turbine. In the three-month period ended March 31, 2023, Insurance proceeds and other included a gain of $4.6 million related to the sale of part of Atlantica´s equity interest in the Colombian portfolio of renewable energy entities.

Income and costs from construction services correspond to the projects ATN Expansion 3 and ATS Expansion 1, which are currently under construction. Given that these projects are included within the scope of IFRIC 12 (intangible assets), the Company has recorded the income and the cost of construction in the consolidated statement of profit or loss.